Income Taxes - Significant Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Advertising expenses	¥ 1,569	¥ 1,105
Net accumulated losses-carry forward	94,697	67,714
Depreciation and amortization	338	271
Allowance for doubtful accounts	1,505	940
Accrued expenses	6,640	4,171
Operating lease liabilities	45,639
Less: valuation allowance	(90,049)	(73,596)	¥ (34,501)	¥ (33,211)
Gross deferred tax assets	60,339	605
Offset	(60,339)
Net deferred tax assets	0	605
Deferred tax liabilities
Intangible assets	12,491	4,287
Operating lease right-of-use assets	45,638
Gain on equity method investee	605	605
Variable consideration of renewal income	14,096
Gross deferred tax liabilities	72,830	4,892
Offset	(60,339)
Net deferred tax liabilities	¥ 12,491	¥ 4,892